UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01545

Investment Company Act File Number

Eaton Vance Special Investment Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

November 30

Date of Fiscal Year End

February 28, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Risk-Managed Equity Option Fund

Eaton Vance

Risk-Managed Equity Option Fund

February 28, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.2%

Security	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co. (The)	4,487	$578,465
United Technologies Corp.	3,654	427,591

		$1,006,056

Air Freight & Logistics — 0.9%
C.H. Robinson Worldwide, Inc.	6,074	$314,998

		$314,998

Auto Components — 0.4%
TRW Automotive Holdings Corp.(1)	1,945	$160,112

		$160,112

Automobiles — 0.6%
Honda Motor Co., Ltd.	6,446	$232,011

		$232,011

Beverages — 1.0%
Constellation Brands, Inc., Class A(1)	4,741	$384,163

		$384,163

Biotechnology — 5.4%
Biogen Idec, Inc.(1)	855	$291,281
Celgene Corp.(1)	3,885	624,514
Gilead Sciences, Inc.(1)	12,814	1,060,871

		$1,976,666

Capital Markets — 1.5%
Charles Schwab Corp. (The)	8,767	$232,413
Morgan Stanley	10,962	337,630

		$570,043

Chemicals — 3.2%
LyondellBasell Industries NV, Class A	5,014	$441,633
Monsanto Co.	3,633	399,703
PPG Industries, Inc.	1,659	328,183

		$1,169,519

Commercial Banks — 3.1%
PNC Financial Services Group, Inc. (The)	4,922	$402,521
Regions Financial Corp.	44,090	469,118
SunTrust Banks, Inc.	6,846	257,957

		$1,129,596

Communications Equipment — 2.0%
QUALCOMM, Inc.	7,530	$566,934
Telefonaktiebolaget LM Ericsson, Class B	14,416	186,353

		$753,287

Computers & Peripherals — 2.6%
Apple, Inc.	1,784	$938,812

		$938,812

Consumer Finance — 2.1%
American Express Co.	3,161	$288,536
Discover Financial Services	8,340	478,549

		$767,085

Security	Shares	Value
Diversified Financial Services — 5.5%
Bank of America Corp.	36,174	$597,956
Citigroup, Inc.	14,185	689,817
JPMorgan Chase & Co.	13,279	754,513

		$2,042,286

Diversified Telecommunication Services — 2.0%
AT&T, Inc.	11,260	$359,532
Verizon Communications, Inc.	7,865	374,217

		$733,749

Electric Utilities — 2.5%
Duke Energy Corp.	3,134	$222,138
Edison International	5,970	312,649
NextEra Energy, Inc.	4,225	386,123

		$920,910

Electrical Equipment — 3.6%
Emerson Electric Co.	10,947	$714,401
Rockwell Automation, Inc.	4,888	600,442

		$1,314,843

Electronic Equipment, Instruments & Components — 2.0%
Corning, Inc.	38,672	$745,209

		$745,209

Energy Equipment & Services — 0.5%
FMC Technologies, Inc.(1)	3,584	$180,060

		$180,060

Food & Staples Retailing — 1.5%
Costco Wholesale Corp.	4,872	$569,050

		$569,050

Food Products — 3.0%
Hershey Co. (The)	5,376	$568,888
Mondelez International, Inc., Class A	15,480	526,785

		$1,095,673

Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	10,865	$432,210
Covidien PLC	5,251	377,809

		$810,019

Health Care Providers & Services — 1.2%
Express Scripts Holding Co.(1)	5,729	$431,451

		$431,451

Hotels, Restaurants & Leisure — 1.0%
McDonald’s Corp.	3,858	$367,089

		$367,089

Household Durables — 0.7%
Mohawk Industries, Inc.(1)	1,841	$260,557

		$260,557

Industrial Conglomerates — 1.6%
Danaher Corp.	7,488	$572,757

		$572,757

Insurance — 2.8%
ACE, Ltd.	3,023	$295,861
Aflac, Inc.	7,549	483,740
MetLife, Inc.	5,271	267,082

		$1,046,683

Security	Shares	Value
Internet & Catalog Retail — 2.7%
Amazon.com, Inc.(1)	1,855	$671,695
Netflix, Inc.(1)	755	336,451

		$1,008,146

Internet Software & Services — 8.0%
eBay, Inc.(1)	10,635	$625,019
Facebook, Inc., Class A(1)	10,544	721,842
Google, Inc., Class A(1)	1,324	1,609,521

		$2,956,382

IT Services — 2.9%
Accenture PLC, Class A	4,864	$405,414
Visa, Inc., Class A	2,883	651,385

		$1,056,799

Machinery — 1.6%
Caterpillar, Inc.	2,069	$200,631
Deere & Co.	4,588	394,247

		$594,878

Media — 2.6%
Lions Gate Entertainment Corp.	10,205	$313,804
Walt Disney Co. (The)	8,135	657,389

		$971,193

Metals & Mining — 0.7%
Freeport-McMoRan Copper & Gold, Inc.	8,024	$261,743

		$261,743

Multi-Utilities — 1.1%
Sempra Energy	4,157	$392,712

		$392,712

Multiline Retail — 2.4%
Dollar General Corp.(1)	7,232	$433,197
Macy’s, Inc.	7,769	449,514

		$882,711

Oil, Gas & Consumable Fuels — 9.2%
Anadarko Petroleum Corp.	1,812	$152,498
Chevron Corp.	5,977	689,327
Concho Resources, Inc.(1)	1,853	224,454
EOG Resources, Inc.	869	164,606
Exxon Mobil Corp.	7,324	705,082
Occidental Petroleum Corp.	7,911	763,570
Phillips 66	5,161	386,352
Range Resources Corp.	3,547	305,219

		$3,391,108

Personal Products — 1.2%
Estee Lauder Cos., Inc. (The), Class A	6,356	$437,547

		$437,547

Pharmaceuticals — 5.4%
Johnson & Johnson	2,937	$270,556
Merck & Co., Inc.	14,999	854,793
Roche Holding AG ADR	6,296	241,640
Roche Holding AG PC	480	147,792
Shire PLC ADR	2,970	490,496

		$2,005,277

Real Estate Investment Trusts (REITs) — 1.7%
AvalonBay Communities, Inc.	2,389	$308,109
Simon Property Group, Inc.	1,866	300,967

		$609,076

Security			Shares	Value
Road & Rail — 1.2%
Canadian Pacific Railway, Ltd.			2,723	$427,511

				$427,511

Semiconductors & Semiconductor Equipment — 1.2%
NXP Semiconductors NV(1)			7,713	$433,702

				$433,702

Software — 1.1%
Microsoft Corp.			10,532	$403,481

				$403,481

Specialty Retail — 1.9%
AutoNation, Inc.(1)			7,218	$379,955
Home Depot, Inc. (The)			3,755	308,023

				$687,978

Textiles, Apparel & Luxury Goods — 0.6%
NIKE, Inc., Class B			3,039	$237,954

				$237,954

Thrifts & Mortgage Finance — 0.1%
Federal National Mortgage Association(1)			9,226	$44,285

				$44,285

Total Common Stocks (identified cost $27,978,390)				$37,295,167

Put Options Purchased — 0.2%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	15	$1,715	3/7/14	$637
S&P 500 Index	15	1,770	3/14/14	2,925
S&P 500 Index	16	1,780	3/22/14	6,560
S&P 500 Index	15	1,800	3/28/14	13,200
S&P 500 Index FLEX	18	1,645	3/3/14	0
S&P 500 Index FLEX	16	1,665	3/5/14	1
S&P 500 Index FLEX	16	1,730	3/10/14	332
S&P 500 Index FLEX	15	1,760	3/12/14	1,239
S&P 500 Index FLEX	15	1,775	3/17/14	3,829
S&P 500 Index FLEX	16	1,780	3/19/14	5,498
S&P 500 Index FLEX	16	1,790	3/24/14	9,418
S&P 500 Index FLEX	16	1,785	3/26/14	9,804

Total Put Options Purchased (identified cost $173,273)				$53,443

Total Investments — 101.4% (identified cost $28,151,663)				$37,348,610

Call Options Written — (1.5)%

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index	15	$1,820	3/7/14	$(65,475)
S&P 500 Index	15	1,860	3/14/14	(23,925)
S&P 500 Index	16	1,870	3/22/14	(23,600)
S&P 500 Index	15	1,890	3/28/14	(12,750)
S&P 500 Index FLEX	18	1,783	3/3/14	(137,601)
S&P 500 Index FLEX	16	1,790	3/5/14	(111,252)
S&P 500 Index FLEX	16	1,827	3/10/14	(57,288)

Description	Number of Contracts	Strike Price	Expiration Date	Value
S&P 500 Index FLEX	15	$1,852	3/12/14	$(27,554)
S&P 500 Index FLEX	15	1,870	3/17/14	(17,604)
S&P 500 Index FLEX	16	1,871	3/19/14	(19,692)
S&P 500 Index FLEX	16	1,878	3/24/14	(18,756)
S&P 500 Index FLEX	16	1,872	3/26/14	(23,905)

Total Call Options Written (premiums received $181,965)				$(539,402)

Other Assets, Less Liabilities — 0.1%				$37,891

Net Assets — 100.0%				$36,847,099

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

During the fiscal year to date ended February 28, 2014, the Fund held interests in Eaton Vance Cash Reserves Fund, LLC, an affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended February 28, 2014 was $156.

ADR	-	American Depositary Receipt

FLEX	-	FLexible EXchange traded option, representing a customized option contract with negotiated contract terms.

PC	-	Participation Certificate

(1)	Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at February 28, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$28,170,476

Gross unrealized appreciation	$9,441,695
Gross unrealized depreciation	(263,561)

Net unrealized appreciation	$9,178,134

Written options activity for the fiscal year to date ended February 28, 2014 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	188	$144,375
Options written	612	550,728
Options terminated in closing purchase transactions	(255)	(232,443)
Options expired	(356)	(280,695)

Outstanding, end of period	189	$181,965

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At February 28, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund pursues a “collared” options strategy which consists of buying S&P 500 index put options below the current value of the index and writing S&P 500 index call options above the current value of the index with the same expiration. The strategy uses the premium income from the written call options to buy an equal number of put options. In buying put options on an index, the Fund in effect, acquires protection against decline in the value of the applicable index below the exercise price in exchange for the option premium paid. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price. The Fund retains the risk of lost appreciation, minus the premium received, should the price of the underlying index rise above the strike price. Under normal market conditions, the Fund’s use of option collars is expected to provide a more consistent level of market exposure and market protection.

Foreign Exchange Risk: Because the Fund holds foreign currency denominated investments, the value of these investments and related receivables and payables may change due to future changes in foreign currency exchange rates. During the fiscal year to date ended February 28, 2014, the Fund entered into forward foreign currency exchange contracts to hedge against this risk.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at February 28, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Purchased Options	$53,443	$—
Equity Price	Written Options	—	(539,402)

Total		$53,443	$(539,402)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At February 28, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$4,575,740	$232,011	$—	$4,807,751
Consumer Staples	2,486,433	—	—	2,486,433
Energy	3,571,168	—	—	3,571,168
Financials	6,209,054	—	—	6,209,054
Health Care	5,075,621	147,792	—	5,223,413
Industrials	4,231,043	—	—	4,231,043
Information Technology	7,101,319	186,353	—	7,287,672
Materials	1,431,262	—	—	1,431,262
Telecommunication Services	733,749	—	—	733,749
Utilities	1,313,622	—	—	1,313,622
Total Common Stocks	$36,729,011	$566,156 *	$—	$37,295,167
Put Options Purchased	$23,322	$30,121	$—	$53,443
Total Investments	$36,752,333	$596,277	$—	$37,348,610

Liability Description
Call Options Written	$(125,750)	$(413,652)	$—	$(539,402)
Total	$(125,750)	$(413,652)	$—	$(539,402)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of November 30, 2013 whose fair value was determined using Level 3 inputs. At February 28, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Special Investment Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	April 21, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	April 21, 2014